Electronics Fund Shareholder Fees - Investor Class and Class H [Member] - Electronics Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other
Class H
Prospectus [Line Items]
Shareholder Fee, Other